Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/24)(a)	$40	$37,748

Aerospace & Defense — 2.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 01/09/24)	185	174,371
3.20%, 03/01/29 (Call 12/01/28)	100	92,041
5.15%, 05/01/30 (Call 02/01/30)	40	40,072
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	200	194,625
3.63%, 04/01/30 (Call 01/01/30)	100	95,108
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	100	85,557
3.90%, 06/15/32 (Call 03/15/32)	115	109,693
5.10%, 11/15/27 (Call 10/15/27)	50	51,280
5.25%, 01/15/33 (Call 10/15/32)(b)	290	303,196
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	15	14,973
RTX Corp.
5.75%, 01/15/29 (Call 12/15/28)	30	31,294
6.00%, 03/15/31 (Call 01/15/31)	60	63,766
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(a)	26	28,173
9.75%, 11/15/30 (Call 11/15/26)(a)	26	27,273
TransDigm Inc.
4.88%, 05/01/29 (Call 05/01/24)(b)	11	10,299
5.50%, 11/15/27 (Call 11/15/24)	49	47,751
6.75%, 08/15/28 (Call 02/15/25)(a)	114	115,828
6.88%, 12/15/30 (Call 08/18/26)(a)	27	27,742
		1,513,042
Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	320	261,781
4.40%, 02/14/26 (Call 12/14/25)	55	54,450
BAT Capital Corp.
6.34%, 08/02/30 (Call 06/02/30)	60	63,163
6.42%, 08/02/33 (Call 05/02/33)(b)	30	31,371
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	340	280,225
5.38%, 02/15/33 (Call 11/15/32)	40	40,845
5.75%, 11/17/32 (Call 08/17/32)	150	156,740
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	15	13,839
		902,414
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	65	66,024
8.50%, 05/15/29 (Call 11/15/25)(a)	67	70,990
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 04/20/29(a)	106	104,070
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/25)(a)(b)	20	18,793
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/24)(a)(b)	15	9,823
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	81	78,208
4.63%, 04/15/29 (Call 10/15/25)(a)	118	109,301
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(a)	19	16,097
		473,306
Security	Par (000)	Value

Apparel — 0.3%
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	$130	$104,020
7.35%, 11/27/28 (Call 10/27/28)	30	31,459
7.85%, 11/27/33 (Call 08/27/33)	30	32,081
		167,560
Auto Manufacturers — 2.0%
American Honda Finance Corp., 1.20%, 07/08/25	250	237,348
Ford Motor Credit Co. LLC, 6.80%, 11/07/28 (Call 10/07/28)	290	302,791
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)(b)	150	134,797
2.40%, 10/15/28 (Call 08/15/28)	100	88,886
3.80%, 04/07/25	95	93,413
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/25)(a)	20	19,573
JB Poindexter & Co. Inc., 8.75%, 12/15/31 (Call 12/15/26)(a)	30	30,708
Toyota Motor Credit Corp., 1.90%, 01/13/27	330	306,701
		1,214,217
Auto Parts & Equipment — 0.1%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,880
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	16	13,981
ZF North America Capital Inc., 7.13%, 04/14/30 (Call 02/14/30)(a)	20	21,093
		66,954
Banks — 22.3%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	200	181,381
1.85%, 03/25/26	210	195,663
6.92%, 08/08/33	200	210,950
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	200	189,249
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	450	414,779
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	100	88,562
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	125	107,964
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	150	144,907
4.25%, 10/22/26	220	216,907
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	50	47,776
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	45	45,058
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(c)	45	45,865
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	75	78,333
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	100	84,914
Bank of Montreal
1.25%, 09/15/26	60	54,858
3.70%, 06/07/25	120	117,920
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	100,073
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	200	186,494

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(c)	$40	$39,784
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	50	49,547
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	272,880
Canadian Imperial Bank of Commerce, 5.62%, 07/17/26	100	101,917
Citigroup Inc.
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(c)	400	386,176
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	150	137,776
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	120	100,380
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	30	27,075
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	50	47,624
4.60%, 03/09/26	100	99,221
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	50	51,882
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)(c)	50	53,686
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	250	245,643
Deutsche Bank AG, 6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	150	157,326
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	55	49,790
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/24)(a)	15	14,938
12.00%, 10/01/28 (Call 10/01/25)(a)(b)	10	10,971
12.25%, 10/01/30 (Call 10/01/26)(a)	15	16,716
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	50	46,261
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	300	275,829
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	85	69,997
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	45	37,970
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	70	60,249
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	100	95,900
3.75%, 02/25/26 (Call 11/25/25)	194	189,718
3.85%, 01/26/27 (Call 01/26/26)	120	117,036
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	200	194,446
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(c)	200	185,803
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	400	399,579
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	200	196,457
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	125	103,424
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	20	14,493

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	$315	$292,885
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	120	116,019
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	96	92,457
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	49	47,132
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(c)	78	75,799
2.95%, 10/01/26 (Call 07/01/26)	151	144,580
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	90	86,975
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	225	224,619
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	90	88,850
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)	295	299,776
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	100	101,477
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	200	197,870
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	200	184,027
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	360	329,487
Morgan Stanley
1.59%, 05/04/27 (Call 04/04/27), (1-day SOFR + 0.879%)(c)	85	78,694
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(c)	110	106,046
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	200	163,498
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	230	196,324
3.13%, 07/27/26	85	81,548
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	70	64,653
3.88%, 01/27/26	100	98,211
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	110	109,249
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	145	145,057
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	80	81,459
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29 (Call 01/23/29)	100	93,819
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	65	65,381
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	80	83,621
Royal Bank of Canada
1.20%, 04/27/26	75	69,413
2.05%, 01/21/27	100	93,193
5.20%, 08/01/28	120	122,230
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	355	345,197

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(c)	$70	$70,365
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	20	20,629
Santander UK Group Holdings PLC, 1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	200	187,421
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	300	285,100
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	274,857
4.69%, 09/15/27	20	19,971
Truist Financial Corp., 1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	192	176,865
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	75	74,012
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	75	76,858
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	94,960
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(c)	150	154,918
Wells Fargo & Co.
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	290	277,836
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	205	196,385
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	295	290,006
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	85	82,292
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	150	148,498
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)(c)	170	169,039
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	40	40,883
Westpac Banking Corp., 3.74%, 08/26/25	195	192,100
		13,474,688
Beverages — 0.8%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	200	179,509
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)(b)	50	44,582
3.70%, 12/06/26 (Call 09/06/26)	5	4,867
4.35%, 05/09/27 (Call 04/09/27)	50	49,509
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)	200	204,881
		483,348
Biotechnology — 1.0%
Amgen Inc.
4.05%, 08/18/29 (Call 06/18/29)	25	24,341
5.15%, 03/02/28 (Call 02/02/28)	200	203,737
5.25%, 03/02/30 (Call 01/02/30)	60	61,521
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	150	147,633
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	220	181,702
		618,934
Building Materials — 0.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	10	10,269
Security	Par (000)	Value

Building Materials (continued)
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	$14	$12,536
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	40	40,817
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	93	78,468
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	15	15,007
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (Call 11/15/26)(a)	20	21,016
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/25)(a)	104	99,439
		277,552
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28 (Call 10/15/28)(b)	70	72,912
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	25	24,298
5.75%, 11/15/28 (Call 11/15/24)(a)	23	21,737
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	48	45,253
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	40	38,527
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	9	7,660
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	92,790
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	16	15,829
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	15	13,246
WR Grace Holdings LLC, 7.38%, 03/01/31 (Call 03/01/26)(a)(b)	12	12,214
		344,466
Commercial Services — 1.7%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	15	14,191
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 07/15/24)(a)	47	45,945
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	13	12,345
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	36,078
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	35	34,557
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	14	13,688
4.00%, 05/01/32 (Call 02/01/32)	60	57,451
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	35	36,467
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (Call 05/15/24)(a)(b)	11	10,106
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	27	25,779
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	16	16,009
6.25%, 01/15/28 (Call 01/15/25)(a)(b)	39	38,668
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	35	28,508
2.90%, 10/01/30 (Call 07/01/30)	145	127,208
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	180	158,110
2.95%, 01/22/27 (Call 10/22/26)	105	100,522
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(a)(b)	52	52,034
Service Corp. International/U.S., 4.00%, 05/15/31 (Call 05/15/26)	21	18,677

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$208	$205,116
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)(b)	10	10,449
		1,041,908
Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	140	120,811
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	250	221,648
3.35%, 08/08/32 (Call 05/08/32)	150	139,295
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(a)	6	5,676
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	33	30,191
Dell International LLC/EMC Corp., 5.25%, 02/01/28 (Call 01/01/28)	100	102,116
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	15	12,567
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	136,933
4.15%, 07/27/27 (Call 06/27/27)	270	266,299
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	30	24,998
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)(b)	15	16,094
Seagate HDD Cayman
8.25%, 12/15/29 (Call 05/30/26)(a)	15	16,144
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	17	18,474
9.63%, 12/01/32 (Call 12/01/27)	75	86,157
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	68	66,230
		1,263,633
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	90	83,107
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	150	143,178
		226,285
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	150	135,853
5.10%, 01/19/29 (Call 12/19/28)	150	149,001
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)(b)	45	45,183
6.85%, 01/03/30 (Call 01/03/29)(c)	50	51,603
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	150	145,345
3.95%, 08/01/25 (Call 07/01/25)	70	68,979
4.05%, 05/03/29 (Call 03/03/29)(b)	38	37,505
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(b)(c)	155	155,206
Ameriprise Financial Inc.
5.15%, 05/15/33 (Call 02/15/33)	100	102,409
5.70%, 12/15/28 (Call 11/15/28)	70	73,297
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)(b)	20	20,017
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	30	31,476
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	10	9,666
6.88%, 04/15/30 (Call 04/15/25)(a)	15	14,604
9.25%, 07/01/31 (Call 07/01/26)(a)	10	10,426
Capital One Financial Corp.
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(b)(c)	100	96,741
Security	Par (000)	Value

Diversified Financial Services (continued)
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	$50	$44,968
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)	40	40,540
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(c)	65	66,987
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	50	45,992
2.45%, 03/03/27 (Call 02/03/27)(b)	100	93,380
5.88%, 08/24/26 (Call 07/24/26)	35	35,834
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(c)	30	31,357
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	85	69,632
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	52	39,016
Credit Acceptance Corp., 9.25%, 12/15/28 (Call 12/15/25)(a)	20	21,057
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	65	62,500
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	5	5,063
GGAM Finance Ltd., 8.00%, 02/15/27 (Call 08/15/26)(a)(b)	15	15,453
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/24)(a)	30	28,624
9.25%, 12/01/28 (Call 12/01/25)(a)(b)	58	61,764
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(b)	15	11,863
3.75%, 12/01/25 (Call 09/01/25)(b)	100	98,105
Jefferies Financial Group Inc., 5.88%, 07/21/28 (Call 06/21/28)	35	36,192
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(a)	22	17,924
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29 (Call 09/30/25)(a)	10	10,377
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	33,744
3.30%, 03/26/27 (Call 01/26/27)	100	96,998
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	28	25,212
6.00%, 01/15/27 (Call 01/15/25)(a)	16	15,757
7.13%, 02/01/32 (Call 02/01/27)(a)	10	9,926
Navient Corp., 6.75%, 06/15/26	4	4,023
Nomura Holdings Inc., 1.85%, 07/16/25	200	190,227
OneMain Finance Corp.
7.13%, 03/15/26	74	74,989
9.00%, 01/15/29 (Call 07/15/25)	36	37,911
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	10	9,070
5.38%, 10/15/25 (Call 10/15/24)(a)	30	29,578
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	35	32,461
7.88%, 12/15/29 (Call 12/15/26)(a)	5	5,159
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/24)(a)	37	37,388
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	50	49,831
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)	25	24,674
5.50%, 04/15/29 (Call 03/30/24)(a)	81	76,552
		2,737,439
Electric — 4.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	50	46,343

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.45%, 01/15/31 (Call 10/15/30)(b)	$25	$20,872
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	40,901
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,555
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	15	12,253
5.55%, 08/01/33 (Call 05/01/33)(b)	10	10,325
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	25	20,103
3.70%, 07/15/30 (Call 04/15/30)	50	46,952
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	48,797
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)(b)	75	68,036
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	20	16,993
5.25%, 08/10/26(b)	12	12,164
Connecticut Light & Power Co. (The), 4.90%, 07/01/33 (Call 04/01/33)	20	20,057
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	25	21,446
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	5	5,215
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	27,647
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	28,854
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	47,399
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	72,631
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	100	96,370
4.95%, 01/15/33 (Call 10/15/32)	20	20,152
Duke Energy Corp.
4.50%, 08/15/32 (Call 05/15/32)	10	9,614
5.75%, 09/15/33 (Call 06/15/33)	15	15,679
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	40	33,568
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	60	54,037
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	33,566
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)	10	9,979
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	10	10,667
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	65,960
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,718
3.40%, 04/15/26 (Call 01/15/26)	70	67,926
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	110	93,698
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,876
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,912
3.70%, 03/15/29 (Call 12/15/28)	40	38,248
4.15%, 12/15/32 (Call 09/15/32)	15	14,104
5.60%, 11/13/26 (Call 10/13/26)	35	35,851
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	138,123
3.55%, 05/01/27 (Call 02/01/27)	84	80,888
5.25%, 03/15/34 (Call 12/15/33)	25	25,192
NRG Energy Inc., 7.00%, 03/15/33 (Call 12/15/32)(a)	90	94,914
Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	$50	$47,797
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	37,352
3.00%, 06/15/28 (Call 04/15/28)	55	50,417
3.15%, 01/01/26	20	19,226
3.25%, 06/01/31 (Call 03/01/31)	20	17,377
4.55%, 07/01/30 (Call 01/01/30)	40	38,243
PacifiCorp, 5.30%, 02/15/31 (Call 12/15/30)	10	10,147
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	10	10,084
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)	42	40,181
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(b)	30	28,507
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	16,787
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	49,451
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	20	17,771
4.65%, 03/15/33 (Call 12/15/32)	10	9,916
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	16,330
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,948
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	50	47,765
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	20	17,703
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	50	47,625
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	30	25,746
2.85%, 08/01/29 (Call 05/01/29)(b)	25	22,763
Southern Co. (The)
5.11%, 08/01/27	50	50,577
5.20%, 06/15/33 (Call 12/15/32)(b)	10	10,118
5.70%, 10/15/32 (Call 04/15/32)(b)	30	31,300
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	73,927
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	10	10,020
Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	84,137
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	29	30,779
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	32,894
2.95%, 06/15/27 (Call 03/15/27)	40	38,048
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	126,785
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/24)(a)	60	58,115
5.63%, 02/15/27 (Call 02/15/24)(a)	48	47,330
7.75%, 10/15/31 (Call 10/15/26)(a)	50	51,954
WEC Energy Group Inc., 5.60%, 09/12/26 (Call 08/12/26)	25	25,540
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	40,171
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	80	73,207
4.60%, 06/01/32 (Call 12/01/31)	10	9,687
		2,940,310
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31 (Call 09/21/31)	90	76,385

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 1.0%
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	$100	$98,582
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	50	49,175
Honeywell International Inc., 4.50%, 01/15/34 (Call 10/15/33)	110	108,802
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	42	39,108
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	165	153,283
5.45%, 02/01/29 (Call 01/01/29)	30	30,547
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	64,608
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	40	33,413
		577,518
Engineering & Construction — 0.0%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)	10	10,566
Tutor Perini Corp., 6.88%, 05/01/25 (Call 01/16/24)(a)(b)	11	10,858
		21,424
Entertainment — 0.2%
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)	76	72,436
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	16	16,218
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	28	21,288
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31 (Call 11/15/30)(a)(b)	5	5,158
		115,100
Environmental Control — 0.1%
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	25	25,304
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	38,153
		63,457
Food — 0.7%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(a)	10	10,127
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	140	138,253
4.95%, 03/29/33 (Call 12/29/32)(b)	60	60,022
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.75%, 04/01/33 (Call 01/01/33)	37	36,649
Kellanova, 4.30%, 05/15/28 (Call 02/15/28)(b)	150	147,948
		392,999
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	24	23,592
5.75%, 05/20/27 (Call 02/20/27)	86	82,411
9.38%, 06/01/28 (Call 06/01/25)(a)	10	10,277
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	25	25,577
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	131,438
1.70%, 02/15/31 (Call 11/15/30)	30	24,228
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(b)	70	66,560
5.20%, 06/01/33 (Call 03/01/33)	10	10,238
Southern Co. Gas Capital Corp., 5.75%, 09/15/33 (Call 03/15/33)	10	10,456
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	32,675
		417,452
Security	Par (000)	Value

Health Care - Products — 0.4%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(b)	$20	$16,872
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)(b)	35	29,907
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	41	42,669
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	124	110,551
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28 (Call 11/01/28)	40	41,186
		241,185
Health Care - Services — 3.1%
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	106	93,761
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	100	96,424
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	99	92,954
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	22	22,364
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	210	190,455
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)	10	10,429
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	38,005
4.50%, 04/01/25 (Call 03/01/25)	40	39,691
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	25	25,492
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	10	10,336
11.00%, 10/15/30 (Call 10/15/26)(a)	15	15,960
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 01/29/24)(a)	28	27,988
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)	5	5,256
Tenet Healthcare Corp., 6.13%, 10/01/28 (Call 10/01/24)(b)	114	113,337
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	50	42,951
4.00%, 05/15/29 (Call 03/15/29)	100	97,708
4.25%, 01/15/29 (Call 12/15/28)	60	59,487
4.50%, 04/15/33 (Call 01/15/33)	160	157,546
5.30%, 02/15/30 (Call 12/15/29)(b)	300	311,148
5.35%, 02/15/33 (Call 11/15/32)(b)	100	104,594
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	370	338,347
		1,894,233
Holding Companies - Diversified — 1.4%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	18	16,435
2.88%, 06/15/28 (Call 04/15/28)(b)	95	84,290
7.00%, 01/15/27	55	56,429
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	30	27,702
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	22,702
2.70%, 01/15/25 (Call 11/15/24)	60	58,275
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	16,646
Blue Owl Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	80	77,300
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	46	43,821
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	54,487
3.40%, 01/15/26 (Call 12/15/25)	250	237,857

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	$20	$18,248
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/15/24)	17	16,295
6.38%, 12/15/25 (Call 01/29/24)	12	11,807
Main Street Capital Corp., 6.95%, 03/01/29 (Call 02/01/29)	85	86,377
Stena International SA, 7.25%, 01/15/31 (Call 01/15/27)(a)	10	10,003
		838,674
Home Builders — 0.7%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(a)(b)	10	10,237
KB Home, 7.25%, 07/15/30 (Call 07/15/25)	9	9,292
Lennar Corp., 5.00%, 06/15/27 (Call 12/15/26)	35	35,061
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	15	15,839
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	175	156,727
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	30	28,024
4.35%, 02/15/28 (Call 11/15/27)(b)	180	174,781
		429,961
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	50	42,187
4.00%, 04/15/29 (Call 04/15/24)(a)	50	45,150
		87,337
Insurance — 2.3%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29 (Call 08/01/24)(a)(b)	41	37,587
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)(b)	23	23,209
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	44,368
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	90	73,907
6.50%, 02/15/34 (Call 11/15/33)	50	54,770
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	40	41,885
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	125	115,610
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	105	87,612
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	30	26,342
5.63%, 08/16/32 (Call 05/16/32)	100	100,211
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)	560	473,867
4.38%, 03/15/29 (Call 12/15/28)	60	59,541
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	25	25,621
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)	50	47,052
3.20%, 03/26/30 (Call 12/26/29)	30	27,750
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	170	161,430
		1,400,762
Internet — 1.5%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	189	183,284
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	10	10,188
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)(b)	32	27,934
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	90	87,365
Security	Par (000)	Value

Internet (continued)
3.85%, 08/15/32 (Call 05/15/32)	$175	$165,510
4.60%, 05/15/28 (Call 04/15/28)	20	20,200
4.80%, 05/15/30 (Call 03/15/30)	20	20,350
4.95%, 05/15/33 (Call 02/15/33)	95	97,184
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	115	97,675
5.25%, 04/01/25 (Call 01/01/25)	200	199,937
		909,627
Iron & Steel — 1.1%
Cleveland-Cliffs Inc., 6.75%, 04/15/30 (Call 04/15/26)(a)	27	27,227
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 05/01/24)(a)	13	13,121
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	140	144,701
9.25%, 10/01/28 (Call 10/01/25)(a)	10	10,551
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	94,025
2.15%, 08/15/30 (Call 05/15/30)	180	152,046
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)(b)	230	206,951
		648,622
Leisure Time — 0.6%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	65	65,985
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	53	58,061
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29	31,753
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	100	97,583
7.75%, 02/15/29 (Call 11/15/28)(a)	31	31,287
8.13%, 01/15/29 (Call 01/15/26)(a)	10	10,489
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	18	17,820
11.63%, 08/15/27 (Call 08/15/24)(a)	19	20,663
Viking Cruises Ltd., 9.13%, 07/15/31 (Call 07/15/26)(a)	21	22,471
		356,112
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	8	7,098
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	24	21,298
5.00%, 06/01/29 (Call 06/01/24)(a)	18	16,632
6.63%, 01/15/32 (Call 01/15/27)(a)	10	10,025
Hyatt Hotels Corp., 5.75%, 01/30/27 (Call 12/30/26)	30	30,697
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	50	50,455
5.55%, 10/15/28 (Call 09/15/28)	170	175,057
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	65	56,393
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/24)(a)	75	69,819
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(a)(b)	10	8,969
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	25	22,805
4.63%, 03/01/30 (Call 12/01/29)(a)	10	9,001
6.63%, 07/31/26 (Call 04/30/26)(a)	50	50,442
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/24)(a)	25	23,176
		551,867

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.6%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	$200	$178,446
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	119,720
3.00%, 05/01/30 (Call 02/01/30)	180	160,408
John Deere Capital Corp.
2.45%, 01/09/30	50	44,761
4.95%, 07/14/28	300	306,568
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(a)	20	20,893
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	62	55,636
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	92,367
		978,799
Machinery - Diversified — 0.1%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	55	56,350
5.70%, 08/14/33 (Call 05/14/33)	30	31,372
		87,722
Manufacturing — 0.3%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	50	47,001
Eaton Corp., 4.35%, 05/18/28 (Call 04/18/28)	100	99,588
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	35	33,920
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	30	27,126
		207,635
Media — 3.4%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	16	12,913
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	20	16,395
5.13%, 05/01/27 (Call 05/01/24)(a)	60	57,847
5.38%, 06/01/29 (Call 06/01/24)(a)	5	4,651
6.38%, 09/01/29 (Call 09/01/25)(a)	160	155,719
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	101	102,032
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	55	42,993
4.20%, 03/15/28 (Call 12/15/27)	100	96,114
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	50	44,970
3.40%, 04/01/30 (Call 01/01/30)	30	27,928
3.95%, 10/15/25 (Call 08/15/25)	150	148,138
4.65%, 02/15/33 (Call 11/15/32)(b)	80	79,696
CSC Holdings LLC
11.25%, 05/15/28 (Call 05/15/25)(a)	45	45,619
11.75%, 01/31/29 (Call 01/31/26)(a)	40	40,617
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	34	34,685
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	152	144,403
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	25	16,839
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	35	36,520
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	225	212,014
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)	50	45,850
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)	55	50,370
5.63%, 07/15/27 (Call 07/15/24)(a)	70	68,085
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)	70	62,127
Security	Par (000)	Value

Media (continued)
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)	$38	$29,357
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	19	16,625
5.00%, 08/01/27 (Call 08/01/24)(a)(b)	54	51,866
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	100	95,054
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	15	13,173
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	32	29,886
5.00%, 09/15/29 (Call 09/15/24)(b)	80	73,879
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/24)(a)(b)	29	28,393
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/24)(a)	45	44,533
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	41	40,193
8.00%, 08/15/28 (Call 08/15/25)(a)	25	25,420
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	100	84,203
		2,079,107
Mining — 0.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(a)(b)	10	10,461
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	165	166,393
5.10%, 09/08/28 (Call 08/08/28)	150	153,516
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	40	36,066
4.50%, 09/15/27 (Call 06/15/27)(a)	24	23,047
FMG Resources August Pty. Ltd., 6.13%, 04/15/32 (Call 01/15/32)(a)(b)	100	98,903
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,302
		502,688
Office & Business Equipment — 0.8%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	290	271,502
3.57%, 12/01/31 (Call 09/01/31)	100	88,012
4.25%, 04/01/28 (Call 10/01/24)	100	95,892
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	10	9,770
5.50%, 08/15/28 (Call 07/15/28)(a)	40	36,390
		501,566
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	11	10,533

Oil & Gas — 2.6%
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/24)(a)	16	16,656
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	191,367
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	174	171,734
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	23	22,447
8.38%, 07/01/28 (Call 07/01/25)(a)(b)	50	52,578
8.75%, 07/01/31 (Call 07/01/26)(a)	25	26,653
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/25)(a)(b)	16	15,460
7.25%, 03/14/27 (Call 03/14/24)(a)	20	20,082
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	34	34,513
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	34	31,275

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Crescent Energy Finance LLC
7.25%, 05/01/26 (Call 05/01/24)(a)	$25	$24,970
9.25%, 02/15/28 (Call 02/15/25)(a)	40	41,735
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	30	30,029
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	34	34,952
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	50	47,898
6.13%, 02/01/25 (Call 01/01/25)	14	14,048
Exxon Mobil Corp., 2.61%, 10/15/30 (Call 07/15/30)(b)	110	98,300
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	54,309
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32 (Call 04/15/27)(a)	44	42,491
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	35	37,600
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	99,329
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(a)(b)	17	17,658
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	25	25,488
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	4	3,698
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	20	18,404
5.88%, 07/15/27 (Call 07/15/24)(a)	11	10,911
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)(b)	15	14,726
7.88%, 09/15/30 (Call 09/15/26)(a)	10	10,359
Permian Resources Operating LLC, 9.88%, 07/15/31 (Call 07/15/26)(a)	15	16,655
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	46,611
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(a)	50	51,841
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/24)(a)(b)	10	9,916
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28 (Call 09/15/25)(a)(b)	20	20,474
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	47	47,695
9.38%, 02/01/31 (Call 02/01/27)(a)	23	23,520
Transocean Inc.
7.50%, 01/15/26 (Call 01/09/24)(a)	8	7,934
8.75%, 02/15/30 (Call 02/15/26)(a)	40	41,714
11.50%, 01/30/27 (Call 07/30/24)(a)	42	43,886
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	17	17,407
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	40	38,696
		1,576,019
Oil & Gas Services — 0.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29 (Call 03/01/26)(a)	15	15,771
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)	10	10,125
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	10	9,738
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/24)	76	75,892
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	27	27,623
		139,149
Security	Par (000)	Value

Packaging & Containers — 0.2%
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/24)(a)(b)	$31	$27,751
LABL Inc., 10.50%, 07/15/27 (Call 07/15/24)(a)(b)	26	24,863
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	25	25,255
9.25%, 04/15/27 (Call 10/15/24)(a)	39	37,657
		115,526
Pharmaceuticals — 2.9%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	20	17,966
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	146,862
3.20%, 11/21/29 (Call 08/21/29)	60	55,893
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	150	134,393
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/24)(a)(b)	80	44,314
Bausch Health Companies Inc.
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	60	37,988
11.00%, 09/30/28(a)(b)	63	43,090
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	69	70,934
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	150	132,248
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	100	95,691
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	100	98,077
3.45%, 12/15/27 (Call 09/15/27)	158	151,745
Cigna Group (The), 3.40%, 03/01/27 (Call 12/01/26)	150	144,318
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	100	92,334
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	51,249
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	200	183,908
4.50%, 05/17/33 (Call 02/17/33)	125	124,487
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	25	22,965
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)(b)	90	76,705
		1,725,167
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	21	20,191
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	150	150,743
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	45	41,994
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	5	4,345
Enbridge Inc., 6.00%, 11/15/28 (Call 10/15/28)	25	26,225
Energy Transfer LP, 4.95%, 06/15/28 (Call 03/15/28)	150	149,632
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	10	10,468
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	100	92,083
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	131,115
2.65%, 08/15/30 (Call 05/15/30)	365	316,376
4.00%, 03/15/28 (Call 12/15/27)	300	290,495
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)(b)	104	100,721
6.75%, 09/15/25 (Call 09/15/24)(a)	15	14,816

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	$31	$31,167
8.38%, 02/15/32 (Call 02/15/27)(a)	46	46,348
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	100	95,508
4.55%, 07/15/28 (Call 04/15/28)	150	148,169
5.65%, 11/01/28 (Call 10/01/28)(b)	50	51,557
6.10%, 11/15/32 (Call 08/15/32)	65	68,409
6.35%, 01/15/31 (Call 10/15/30)	105	111,510
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	65	59,758
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(a)	43	40,061
7.38%, 02/15/29 (Call 02/16/26)(a)	15	14,960
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	10	9,142
5.20%, 07/01/27 (Call 06/01/27)	100	100,492
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	120	115,114
6.50%, 07/15/27 (Call 07/15/24)	100	101,733
6.88%, 01/15/29 (Call 01/15/25)(b)	121	124,763
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	85	77,443
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)	84	84,170
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	25	25,293
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	25	25,315
9.50%, 02/01/29 (Call 11/01/28)(a)	72	76,487
9.88%, 02/01/32 (Call 02/01/27)(a)	26	27,332
Williams Companies Inc. (The), 5.30%, 08/15/28 (Call 07/15/28)	80	81,564
		2,865,499
Real Estate — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)	24	21,691
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	100	99,578
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 11/15/24)(a)	12	11,780
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(a)(b)	5	5,324
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	10	9,026
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10	8,735
5.38%, 08/01/28 (Call 08/01/24)(a)(b)	46	44,094
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)	2	2,043
Realty Income Corp., 5.13%, 02/15/34 (Call 11/15/33)	90	89,241
		291,512
Real Estate Investment Trusts — 3.4%
American Tower Corp.
2.95%, 01/15/25 (Call 12/15/24)	65	63,559
5.80%, 11/15/28 (Call 10/15/28)	60	62,173
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	29	24,290
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)(b)	40	37,864
3.65%, 09/01/27 (Call 06/01/27)	90	85,722
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 02/15/28 (Call 11/15/27)	$12	$11,414
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	83,046
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,717
Iron Mountain Inc.
5.63%, 07/15/32 (Call 07/15/26)(a)	119	111,835
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	45	46,013
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	23	20,736
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.25%, 02/01/27 (Call 02/01/24)(a)	28	25,937
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	100,002
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	46	36,873
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	2	1,845
5.88%, 10/01/28 (Call 10/01/24)(a)	17	16,631
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	75	74,609
Public Storage Operating Co.
1.95%, 11/09/28 (Call 09/09/28)	215	191,776
2.30%, 05/01/31 (Call 02/01/31)	230	197,025
3.39%, 05/01/29 (Call 02/01/29)	190	180,037
Realty Income Corp., 4.75%, 02/15/29 (Call 01/15/29)	70	69,845
Rithm Capital Corp., 6.25%, 10/15/25 (Call 10/15/24)(a)	34	33,608
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)(b)	23	20,422
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)(b)	26	26,378
Simon Property Group LP
2.65%, 02/01/32 (Call 11/01/31)(b)	50	42,513
3.50%, 09/01/25 (Call 06/01/25)	130	127,484
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 02/15/24)(a)	40	28,198
10.50%, 02/15/28 (Call 09/15/25)(a)	109	110,847
VICI Properties LP, 4.38%, 05/15/25	100	98,472
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	40	35,136
4.25%, 04/01/26 (Call 01/01/26)	50	49,397
		2,031,404
Retail — 2.5%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30 (Call 10/15/25)(a)	88	78,623
4.38%, 01/15/28 (Call 11/15/24)(a)	12	11,440
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/24)(a)	15	14,851
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	23	21,288
AutoZone Inc.
4.50%, 02/01/28 (Call 01/01/28)	60	59,448
5.05%, 07/15/26	60	60,260
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	10	10,134
6.75%, 07/01/36	35	34,516
6.88%, 11/01/35	68	67,996
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(d)	72	63,725
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(d)	33	29,350
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	20	21,280

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)(b)	$46	$41,351
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)(b)	68	64,893
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	35	29,509
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	12	10,277
Genuine Parts Co., 1.75%, 02/01/25 (Call 01/09/24)	315	304,523
Home Depot Inc. (The), 3.25%, 04/15/32 (Call 01/15/32)	50	45,562
LCM Investments Holdings II LLC, 8.25%, 08/01/31 (Call 08/01/26)(a)(b)	5	5,128
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	80	69,563
3.35%, 04/01/27 (Call 03/01/27)(b)	30	28,952
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	39	37,801
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	12	11,378
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	61	57,932
4.60%, 09/09/32 (Call 06/09/32)	148	148,268
4.95%, 08/14/33 (Call 05/14/33)	100	101,837
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	11	9,176
4.38%, 04/01/30 (Call 01/01/30)	60	52,498
5.00%, 01/15/44 (Call 07/15/43)	8	5,776
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	10	9,328
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/06/25)(a)	10	10,716
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	13	11,684
		1,529,063
Semiconductors — 1.9%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	35,466
2.10%, 10/01/31 (Call 07/01/31)	100	84,488
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	100	89,650
2.60%, 02/15/33 (Call 11/15/32)(a)	20	16,439
3.15%, 11/15/25 (Call 10/15/25)	350	339,430
3.46%, 09/15/26 (Call 07/15/26)	110	106,356
4.00%, 04/15/29 (Call 02/15/29)(a)	195	187,631
4.15%, 04/15/32 (Call 01/15/32)(a)(b)	110	103,514
Marvell Technology Inc., 5.95%, 09/15/33 (Call 06/15/33)	25	26,387
Micron Technology Inc., 5.30%, 01/15/31 (Call 11/15/30)	50	50,535
Texas Instruments Inc.
1.90%, 09/15/31 (Call 06/15/31)(b)	56	47,139
3.65%, 08/16/32 (Call 05/16/32)	80	75,119
		1,162,154
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)	50	44,734
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	5	5,189
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(a)	38	35,971
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	83,067
Security	Par (000)	Value

Software (continued)
Fiserv Inc.
5.45%, 03/02/28 (Call 02/02/28)	$290	$297,505
5.60%, 03/02/33 (Call 12/02/32)	85	88,086
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	150	154,023
5.20%, 09/15/33 (Call 06/15/33)	60	62,224
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	21	20,035
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	88	79,653
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	121,507
2.30%, 03/25/28 (Call 01/25/28)	150	136,134
2.88%, 03/25/31 (Call 12/25/30)	175	153,952
4.50%, 05/06/28 (Call 04/06/28)(b)	100	99,511
4.90%, 02/06/33 (Call 11/06/32)	135	133,586
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	9	9,253
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	20	17,563
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	35	34,413
VMware LLC, 4.50%, 05/15/25 (Call 04/15/25)	30	29,761
		1,606,167
Telecommunications — 3.4%
AT&T Inc.
1.70%, 03/25/26 (Call 01/09/24)	150	140,496
2.30%, 06/01/27 (Call 04/01/27)	210	194,698
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/24)(a)	34	29,444
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 01/09/24)(a)	12	9,541
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/24)(a)	11	9,569
Frontier Communications Holdings LLC
6.75%, 05/01/29 (Call 05/01/24)(a)	34	30,094
8.63%, 03/15/31 (Call 03/15/26)(a)	13	13,191
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	127	130,069
Hughes Satellite Systems Corp.
5.25%, 08/01/26	24	20,323
6.63%, 08/01/26	22	15,030
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/24)(a)	15	14,704
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	60	56,745
Level 3 Financing Inc.
10.50%, 05/15/30	14	13,953
11.00%, 11/15/29	3	3,189
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/25)(a)	3	744
5.38%, 06/15/29 (Call 06/15/24)(a)	3	764
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	190	161,824
5.60%, 06/01/32 (Call 03/01/32)	230	235,976
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	93,599
2.88%, 02/15/31 (Call 02/15/26)	292	255,686
3.50%, 04/15/25 (Call 03/15/25)	100	98,028
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	60	48,964
3.00%, 03/22/27 (Call 01/22/27)	55	52,275
3.38%, 02/15/25	300	294,945
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	89,595

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	$25	$18,880
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	50	51,618
		2,083,944
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	48,967

Transportation — 0.4%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	100	94,262
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(a)	30	29,590
Ryder System Inc.
5.65%, 03/01/28 (Call 02/01/28)	65	66,923
6.60%, 12/01/33 (Call 09/01/33)	55	60,030
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10	10,032
XPO Inc., 7.13%, 02/01/32 (Call 02/01/27)(a)	10	10,200
		271,037
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(a)	10	10,560
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	45	43,610
6.50%, 10/01/25 (Call 01/29/24)(a)	5	4,994
9.75%, 08/01/27 (Call 08/01/24)(a)	10	10,396
		69,560
Water — 0.1%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)(b)	25	24,588
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(b)	5	4,193
5.38%, 01/15/34 (Call 10/15/33)	15	15,092
		43,873
Total Corporate Bonds & Notes — 93.7%
(Cost: $56,770,024)		56,733,610

U.S. Government Agency Obligations

Mortgage-Backed Securities — 29.1%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	17	15,126
3.00%, 10/01/46	28	25,402
3.00%, 12/01/46	12	10,948
3.00%, 01/01/47	56	50,052
3.00%, 10/01/47	42	38,014
3.50%, 07/01/43	9	8,316
3.50%, 09/01/44	7	6,486
3.50%, 01/01/46	4	4,137
3.50%, 03/01/46	6	5,172
3.50%, 09/01/46	5	4,252
3.50%, 08/01/47	4	3,817
4.00%, 04/01/46	68	65,314
4.00%, 06/01/48	26	25,339
4.00%, 01/01/49	0	71
4.50%, 07/01/48	5	4,733
5.00%, 07/01/48	5	4,805
5.00%, 04/01/49	3	3,080
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
4.00%, 01/01/57	$51	$48,416
4.00%, 02/01/57	51	48,743
Government National Mortgage Association
2.00%, 02/20/54(e)	300	249,808
2.50%, 08/20/50	174	148,323
2.50%, 09/20/50	171	145,862
2.50%, 02/20/54(e)	525	453,867
3.00%, 05/20/45	105	95,444
3.00%, 12/20/45	9	8,409
3.00%, 01/20/46	5	4,407
3.00%, 02/20/54(e)	700	625,242
3.50%, 10/20/42	74	69,805
3.50%, 04/20/45	22	20,647
3.50%, 04/20/46	34	31,505
3.50%, 02/20/54(e)	550	507,330
4.00%, 09/20/45	11	10,637
4.00%, 09/20/46	4	3,657
4.00%, 06/20/47	110	106,175
4.00%, 11/20/47	30	29,328
4.00%, 05/15/48	24	23,360
4.00%, 02/20/54(e)	196	186,073
4.50%, 10/20/46	5	4,913
4.50%, 02/20/54(e)	300	292,134
5.00%, 02/20/54(e)	260	258,272
5.50%, 07/20/53	18	18,442
5.50%, 02/20/54(e)	200	201,279
6.00%, 02/20/54(e)	25	25,381
6.50%, 02/20/54(e)	25	25,552
Uniform Mortgage-Backed Securities
1.50%, 02/15/39(e)	452	395,016
2.00%, 12/01/35	66	59,134
2.00%, 02/15/39(e)	908	815,021
2.00%, 02/13/54(e)	4,557	3,674,156
2.50%, 02/15/39(e)	422	388,603
2.50%, 02/13/54(e)	2,812	2,364,434
3.00%, 02/15/39(e)	280	263,638
3.00%, 10/01/46	275	245,832
3.00%, 12/01/47	70	62,974
3.00%, 11/01/48	109	97,457
3.00%, 02/13/54(e)	875	765,762
3.50%, 03/01/33	41	39,349
3.50%, 02/15/39(e)	67	64,413
3.50%, 04/01/49	19	17,926
3.50%, 02/13/54(e)	975	887,322
4.00%, 06/01/33	19	18,198
4.00%, 07/01/33	7	7,245
4.00%, 12/01/33	16	15,515
4.00%, 02/15/39(e)	55	53,778
4.00%, 02/01/46	12	12,385
4.00%, 03/01/46	5	4,647
4.00%, 06/01/47	5	4,822
4.00%, 11/01/47	6	5,615
4.00%, 02/13/54(e)	703	661,683
4.50%, 10/01/47	4	4,165
4.50%, 07/01/48	2	1,899
4.50%, 12/01/48	14	13,514
4.50%, 02/13/54(e)	608	587,812
5.00%, 09/01/48	7	7,313
5.00%, 04/01/49	11	10,864
5.00%, 08/01/52	202	202,155

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 02/13/54(e)	$350	$345,415
5.50%, 02/01/53	187	190,218
5.50%, 02/13/54(e)	350	350,996
6.00%, 02/01/49	50	52,721
6.00%, 02/13/54(e)	550	557,530
6.50%, 02/13/54(e)	450	460,649
		17,628,251

Total U.S. Government Agency Obligations — 29.1%
(Cost: $17,839,842)		17,628,251

Total Long-Term Investments — 122.8%
(Cost: $74,609,866)		74,361,861

	Shares

Short-Term Securities

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	7,150,116	7,154,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	100,000	100,000

Total Short-Term Securities — 12.0%
(Cost: $7,251,153)		7,254,406

Total Investments Before TBA Sales Commitments — 134.8%
(Cost: $81,861,019)		81,616,267

Par (000)

TBA Sales Commitments(e)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association 3.00%, 02/20/54	(25)	(22,330)
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/20/54	$(50)	$(46,121)
4.50%, 02/20/54	(25)	(24,339)
Uniform Mortgage-Backed Securities
2.00%, 02/13/54	(225)	(181,397)
4.00%, 02/13/54	(25)	(23,531)

Total TBA Sales Commitments — (0.5)%
(Proceeds: $(298,353))		(297,718)

Total Investments, Net of TBA Sales Commitments — 134.3%
(Cost: $81,562,666)		81,318,549

Liabilities in Excess of Other Assets — (34.3)%		(20,763,980)

Net Assets — 100.0%		$60,554,570

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,390,158	$1,763,482	(a)	$—	$209	$557	$7,154,406	7,150,116	$11,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100,000	1,341		—
					$209	$557	$7,254,406		$12,890		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	13	03/28/24	$2,674	$10,763
5-Year U.S. Treasury Note	15	03/28/24	1,626	23,454
				34,217
Short Contracts
10-Year U.S. Treasury Note	(14)	03/19/24	1,573	(16,753)
10-Year U.S. Ultra Bond	(14)	03/19/24	1,639	(58,849)
U.S. Long Bond	(32)	03/19/24	3,924	(211,314)
U.S. Ultra Bond	(34)	03/19/24	4,396	(217,011)
				(503,927)
				$(469,710)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$56,733,610	$—	$56,733,610
U.S. Government Agency Obligations.	—	17,628,251	—	17,628,251
Short-Term Securities
Money Market Funds	7,254,407	—	—	7,254,407
Liabilities
Investments
TBA Sales Commitments	—	(297,718)	—	(297,718)
	$7,254,407	$74,064,143	$—	$81,318,550
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$34,217	$—	$—	$34,217

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
January 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(503,927)	$—	$—	$(503,927)
	$(469,710)	$—	$—	(469,710)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CMT	Constant Maturity Treasury
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced